ACQUISITIONS - Schedule of purchase price allocations for Biotherm and Northern Ireland Wind (Details) - USD ($) $ in Millions		Dec. 31, 2019	Dec. 31, 2018	Oct. 31, 2018	Mar. 31, 2018	Feb. 07, 2018	Jan. 01, 2018
Disclosure of detailed information about business combination [line items]
Current portion of non-recourse borrowings	[1]	$ (1,133)	$ (1,189)				$ (1,928)
Biotherm
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents					$ 12
Restricted cash					0
Trade receivables and other current assets					7
Property, plant and equipment, at fair value					158
Intangible assets					0
Other long-term assets					0
Current liabilities					(3)
Current portion of non-recourse borrowings					(3)
Financial instruments					(2)
Non-recourse borrowings					(69)
Deferred income tax liabilities					(35)
Non-controlling interests					(21)
Fair value of net assets acquired					44
Goodwill					27
Purchase price					$ 71
Northern Ireland Wind
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents				$ 1
Restricted cash				0
Trade receivables and other current assets				0
Property, plant and equipment, at fair value				53
Intangible assets				0
Other long-term assets				0
Current liabilities				(4)
Current portion of non-recourse borrowings				0
Financial instruments				0
Non-recourse borrowings				(18)
Deferred income tax liabilities				(4)
Non-controlling interests				0
Fair value of net assets acquired				28
Goodwill				0
Purchase price				$ 28
Saeta Yield
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents						$ 187
Restricted cash						95
Trade receivables and other current assets						91
Property, plant and equipment, at fair value						2,733
Intangible assets						257
Other long-term assets						46
Current liabilities						(91)
Current portion of non-recourse borrowings						0
Financial instruments						(137)
Non-recourse borrowings						(1,894)
Deferred income tax liabilities						(161)
Decommissioning liabilities						(68)
Other long-term liabilities						(22)
Non-controlling interests						(55)
Fair value of net assets acquired						981
Goodwill						133
Purchase price						$ 1,114
Acqusitions Completed In 2018
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents			200
Restricted cash			95
Trade receivables and other current assets			98
Property, plant and equipment, at fair value			2,944
Intangible assets			257
Other long-term assets			46
Current liabilities			(98)
Current portion of non-recourse borrowings			(3)
Financial instruments			(139)
Non-recourse borrowings			(1,981)
Deferred income tax liabilities			(200)
Decommissioning liabilities			(68)
Other long-term liabilities			(22)
Non-controlling interests			(76)
Fair value of net assets acquired			1,053
Goodwill			160
Purchase price			$ 1,213

[1]	As adjusted to reflect the historical financial statements of TerraForm Power Inc. acquired on July 31, 2020 from Brookfield (Note 1(c)).